Shareholder Report, Holdings (Details) - MATTHEW 25 FUND	Dec. 31, 2024
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	17.77%
Amazon Com [Member]
Holdings [Line Items]
Percent of Total Investments	9.68%
Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.32%
Fed Agriculture Mort Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%
Mercadolibre Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.02%
J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Goldman Sachs Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Park Hotels Resorts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.88%
K K Rand Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	17.78%
Retail Catalog Mail Order [Member]
Holdings [Line Items]
Percent of Total Investments	9.68%
Hotels Motels [Member]
Holdings [Line Items]
Percent of Total Investments	7.44%
Federally Spon Cr Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%
Motor Vehicles [Member]
Holdings [Line Items]
Percent of Total Investments	7.32%
Services Business Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	7.02%
Natl Commercial Bank [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Security Brokers Dealers [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Investment Advice [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Air Courier Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
Carpets And Rugs [Member]
Holdings [Line Items]
Percent of Total Investments	4.67%
Fire Marin Casualty Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
State Commercial Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Comp Prog Data Process [Member]
Holdings [Line Items]
Percent of Total Investments	2.79%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%